Financial Instruments - Schedule of Contractual Undiscounted Cash Obligations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Acceptances	₨ 94,823		₨ 113,502
Trade and other payables	172,560		209,605
Borrowings	675,700		870,214
Derivative financial liabilities	2,610		8,773
Financial liabilities	945,693	$ 14,524	1,202,094
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Acceptances	94,823		113,502
Trade and other payables	168,200		206,483
Borrowings	346,243		462,362
Derivative financial liabilities	1,432		8,216
Financial liabilities	610,698	9,379	790,563
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Trade and other payables	1,372		1,153
Borrowings	180,896		179,381
Derivative financial liabilities	1,178		557
Financial liabilities	183,446	2,817	181,091
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Trade and other payables	2,988
Borrowings	74,166		160,210
Financial liabilities	77,154	1,185	160,210
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Trade and other payables			1,969
Borrowings	74,395		68,261
Financial liabilities	₨ 74,395	$ 1,143	₨ 70,230